Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 1,526,424	$ 1,501,848	$ 1,417,536
Contract assets, current	5,500	6,900		$ 5,500
Contract liabilities	56,200	54,300		56,200
Contract liabilities, current	48,525	45,358		48,525
Revenue recognized related to advance customer payments previously received	48,300	44,500
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, current	48,500	45,300		48,500
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, noncurrent	7,700	9,000		$ 7,700
Instruments
Disaggregation of Revenue [Line Items]
Revenue	$ 172,277	$ 186,389	$ 174,821
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk				78.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk				80.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales				8.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales				10.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales				11.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales				12.00%